ADVANCE TO VENDORS, NET (Tables)	12 Months Ended
Mar. 31, 2025
ADVANCE TO VENDORS, NET
Schedule of Advance to vendors, net

	March 31,	March 31,
	2025	2024
Prepayment for goods	$1,703,313	$2,007,865
Other prepayments	14,318	4,479
Less: allowance for doubtful accounts	(266,351)	(175,135)
Advance to vendors, net	$1,451,280	$1,837,209

Schedule of Allowance for doubtful accounts for advance to vendors

	March 31,	March 31,
	2025	2024
Beginning balance	$175,135	$254,538
Additions (reversal)	92,604	(67,570)
Foreign currency translation adjustments	(1,388)	(11,833)
Ending balance	$266,351	$175,135